Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2017
Property, Plant and Equipment [Abstract]
Components of Property and Equipment
Property, plant and equipment consisted of the following (in thousands):

	June 30, 2017	December 31, 2016	Estimated Useful Lives
Vehicles	$30,916	$31,416	3 - 5 years
Computer equipment and software	39,814	27,006	3 - 5 years
Leasehold improvements	18,095	17,717	2 - 15 years
Office furniture, fixtures and equipment	14,619	13,508	7 years
Buildings	702	702	39 years
Build-to-suit lease building	8,247	5,004	10.5 years
Construction in process	3,397	9,908
Property, plant and equipment, gross	115,790	105,261
Accumulated depreciation and amortization	(50,131)	(41,635)
Property, plant and equipment, net	$65,659	$63,626